Business Segments - Schedule of Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 26,211	$ 25,622
Total assets of continuing operations	14,386	14,154
Management and franchise [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,825	11,078
Ownership [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,032	1,116
Corporate and other [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,529	$ 1,960